Prepaid expenses and other current assets (Details) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Prepaid expenses and other current assets
Advances to suppliers of inventories	$ 613,188	$ 628,286	$ 704,563
Prepaid expenses for services	303,345	280,950	217,074
Prepaid expenses for insurance and sureties	74,565	128,178	129,582
Other current assets	230,157	189,782	80,651
Total	$ 1,221,255	$ 1,227,196	$ 1,131,870